Shareholders' Equity (Deficit) (Details) - Schedule of Share Capital - shares	Dec. 31, 2023	Dec. 31, 2022
Schedule of Share Capital [Abstract]
Ordinary shares, Authorized	100,000,000	100,000,000
Ordinary shares, Issued and outstanding	15,652,176	11,338,940